Consolidated Balance Sheets - Image P2P Trading Group Limited [Member] - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 4,242	$ 1,667	$ 343,318
Accounts receivable, net	1,315,042	40,075
Other receivables and other current assets	328,601	7,757	174
Inventories	483,976	448,673
Advances and prepayment to suppliers	73,070	36,419	489,803
Prepaid expenses	18,731	10,788
Prepaid taxes and taxes recoverable	103,426	101,039
Due from related parties	773,215		422,659
Total current assets	3,099,943	646,418	1,255,954
Non-current assets
Plant and equipment, net	10,957,427	11,148,280	4,862,341
Construction in progress and prepayment for equipment	29,469	5,032	5,430,900
Intangible assets, net	506,071	499,596	544,744
Other assets	62,899	97,247	192,160
Total Assets	14,655,809	12,396,573	12,286,099
Current liabilities
Short-term bank loans	2,508,522	720,773
Long-term debt – current portion	295,120	1,009,082
Accounts payable	766,341	619,933	47,473
Taxes payable	47,728
Accrued liabilities and other payables	388,775	216,383	230,961
Customers advances and deposits	3,617	11,421
Due to related parties	5,047,945	4,004,718	3,426,096
Total current liabilities	9,058,048	6,582,310	3,704,530
Long-term liabilities
Long-term bank loans	1,839,680	1,797,222	3,079,481
Total Liabilities	10,897,728	8,379,532	6,784,011
Stockholders’ Equity
Paid in capital	5,841,155	5,841,155	5,826,124
Accumulated deficit	(1,629,516)	(1,280,576)	(83,094)
Accumulated other comprehensive income	(453,586)	(543,538)	(240,942)
Total Stockholders’ Equity	3,758,081	4,017,041	5,502,088
Total Liabilities and Stockholders’ Equity	$ 14,655,809	$ 12,396,573	$ 12,286,099